Note 18 - Concentrations of Credit Risk (Details) - Concentration Risk - Accounts Receivable In Thousands, unless otherwise specified				12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 PICC [Member] Customer Concentration Risk [Member] Accounts Receivable [Member] CNY	Dec. 31, 2012 PICC [Member] Customer Concentration Risk [Member] Accounts Receivable [Member] CNY	Dec. 31, 2013 China Pacific Property Insurance Co. Ltd [Member] Customer Concentration Risk [Member] Accounts Receivable [Member] CNY	Dec. 31, 2013 Customer Concentration Risk [Member] Accounts Receivable [Member] CNY	Dec. 31, 2012 Customer Concentration Risk [Member] Accounts Receivable [Member] CNY
Concentration Risk [Line Items]
Accounts Receivable ($)	$ 32,952	199,482	196,244	41,375	32,980	20,654	62,029	32,980
Accounts Receivable (%)				21.00%	17.00%	10.00%	31.00%	17.00%